Note 3. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Land development costs

Land development costs, which have been capitalized, consist of the following at December 31, 2017 and 2016:

Land held for development	$4,934,323
Licenses	77,000
Engineering and costs associated with permitting	464,774

$5,476,097

Schedule of Components of Potential Dilutive Securities

The table below summarizes the components of potential dilutive securities at December 31, 2017 and 2016.

	December 31,	December 31,
Description	2017	2016

Convertible Preferred Stock	260,000	260,000
Options to Purchase Common Shares	3,415,000	3,415,000
Private Placement Warrants	-	1,061,500
Convertible Promissory Notes	1,925,000	1,925,000

Total	5,600,000	6,661,500